Investment in Shares and Warrants - Schedule of Short-term Investments Classified Within Level 1 Valuation Inputs (Details) - Level 1 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Short-term Investments Classified Within Level 1 Valuation Inputs [Line Items]
Balance	$ 0	$ 37
Purchase of shares	336
Proceeds from sale of shares		(29)
Changes in fair value	447	(8)
Balance	$ 783	$ 0